Share-Based Compensation - Summary of Share-Based Compensation Expense (Detail) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020	Mar. 31, 2021	Mar. 31, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 397,312	$ 13,914	$ 416,581	$ 28,192	$ 84,958	$ 67,751
R&D Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	28,157	1,887	29,772	3,006	22,637	7,738
G&A Expenses [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation expense	$ 369,155	$ 12,027	$ 386,809	$ 25,186	$ 62,321	$ 60,013